Provisions - Provision for off balance sheet risk transfer between stages (Details) - Provisions for off-balance sheet risk $ in Millions	12 Months Ended
Dec. 31, 2021 MXN ($)
Other provisions
Other provisions at beginning of period	$ 1,232
Financial assets derecognized during the period other than write offs	(315)
Written-off assets	(114)
Originated financial assets	371
Foreign exchange and other movements	(66)
Other provisions at end of period	1,108
Stage 1
Other provisions
Other provisions at beginning of period	781
Financial assets derecognized during the period other than write offs	(66)
Written-off assets	(36)
Originated financial assets	355
Foreign exchange and other movements	(113)
Other provisions at end of period	921
Stage 2
Other provisions
Other provisions at beginning of period	185
Financial assets derecognized during the period other than write offs	(14)
Written-off assets	(61)
Originated financial assets	15
Foreign exchange and other movements	(16)
Other provisions at end of period	109
Stage 3
Other provisions
Other provisions at beginning of period	266
Financial assets derecognized during the period other than write offs	(235)
Written-off assets	(17)
Originated financial assets	1
Foreign exchange and other movements	63
Other provisions at end of period	$ 78